Contract assets (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contract assets [Line Items]
Contract assets, beginning	R$ 7,210,906	R$ 7,605,061
Acquisitions of contract assets	4,251,771	3,298,670
Revenue from construction contracts	226,366	95,610
Customers Contributions Contract Assets	(309,835)	(268,692)
Transfers to intangible assets	(2,901,548)	(2,103,522)
Transfers to accounts receivable related to concession	(913,668)	(578,820)
Decrease through write-off, financial assets	(20,453)	(14,496)
Effect Of Business Combination On Contract Assets	3,110,665
Realization of gains/losses in business combinations	2,134	722
Transfers to electricity grid use charges - customers	(96,142)	(815,428)
Contract assets related to transfers of electricity grid usage charges to customers	(937,568)
Other transfers	(8,695)	(8,199)
RBSE adjustment - review of the financial component	(115,069)
Contract assets, ending	9,595,006	7,210,906
Distribution of contractual assets [Member]
Disclosure of contract assets [Line Items]
Contract assets, beginning	1,701,448	2,201,958
Acquisitions of contract assets	3,268,885	2,465,040
Customers Contributions Contract Assets	(309,835)	(268,692)
Transfers to intangible assets	(2,901,548)	(2,103,522)
Transfers to accounts receivable related to concession	(913,668)	(578,820)
Decrease through write-off, financial assets	(20,453)	(14,496)
Other transfers		(20)
Contract assets, ending	824,829	1,701,448
Concession Assets [Member]
Disclosure of contract assets [Line Items]
Contract assets, beginning	4,312,002	4,087,156
Acquisitions of contract assets	845,918	645,525
Revenue from construction contracts	226,366	95,610
Effect Of Business Combination On Contract Assets	3,110,665
Realization of gains/losses in business combinations	2,134	722
Transfers to electricity grid use charges - customers		(508,832)
Contract assets related to transfers of electricity grid usage charges to customers	(663,898)
Other transfers	(8,695)	(8,179)
Contract assets, ending	7,824,492	4,312,002
R B S E Assets [Member]
Disclosure of contract assets [Line Items]
Contract assets, beginning	1,197,456	1,315,947
Acquisitions of contract assets	136,968	188,105
Transfers to electricity grid use charges - customers		(306,596)
Contract assets related to transfers of electricity grid usage charges to customers	(273,670)
RBSE adjustment - review of the financial component	(115,069)
Contract assets, ending	R$ 945,685	R$ 1,197,456